Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2017
Balances and Transactions with Related Parties [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 16:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

The Company’s policy is to enter into transactions with related parties on terms that, on the whole, are no less favorable, than those available from unaffiliated third parties. Based on the Company’s experience in the business sectors in which it operates and the terms of its transactions with unaffiliated third parties, the Company believes that all of the transactions described below met this policy at the time they occurred.

1.	Fortissimo Capital Fund II (GP), L.P (“Fortissimo”)

Fortissimo is s major shareholder of the Company as of December 31, 2017. Pursuant to a management fee agreement between the Company and Fortissimo, the Company was required to pay Fortissimo an annual fee of $120 plus an amount equal to 5% of the Company's net income, as defined in the management services agreement, up to a maximum of $250 per year. During the year ended December 31, 2015 the Company recorded an expense of $30, in respect of payments to Fortissimo.

In March 2015, the Company and Fortissimo agreed to terminate the management service agreement upon the consummation of the IPO. Under the agreement the Company agreed to pay Fortissimo a one-time payment of $750.

2.	Acord Insurance Agency Ltd. (“Acord”)

Acord is an insurance company which is owned, in part, by the Chairman of the Board. Starting December 1st, 2017, the Company entered a one-year business and professional insurance contract with Acord. The total annual premium under the contract is $248. During the year ended December 31, 2017 the Company recorded an expense of $21, in respect of payments to Acord.

3.	Priority Software Ltd. (“Priority”)

Priority is the Company’s ERP solution provider, which is owned by Fortissimo. In October 2017, the Company amended its contract with Priority, increasing it from 55 general licenses to 250 named licenses including web. The total cost of the licenses was $58. In addition, the Company will pay a yearly maintenance fees of $32. During the year ended December 31, 2017, the Company recorded an expense of $15, in respect of payments to Priority.